Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,928,294)	$ (20,862,174)	$ (17,253,178)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	111,906	111,844	949,542
Accrued interest and amortization on premium/discount	0	(1,365)	0
Gain on sale of supplies and equipment	0	(4,620)	(442,248)
Stock-based compensation	821,340	625,031	892,301
Increase in fair value of warrants	0	7,069,165	0
Changes in operating assets and liabilities:
Accounts receivable	0	27,631	103,518
Prepaid expenses, restricted cash and other assets	176,697	816,605	(340,268)
Accounts payable	(77,446)	43,832	(202,014)
Accrued expenses, compensation and deferred rent	(311,859)	(1,475,319)	851,550
Unearned revenues	1,000,000	0	(46,105)
Net cash used in operating activities	(12,207,656)	(13,649,370)	(15,486,902)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments	5,249,654	750,000	0
Proceeds from sale/maturity of investments	0	4,620	494,384
Proceeds from sale of supplies and equipment	(6,239)	(59,607)	(15,000)
Purchases of property and equipment	0	(5,998,289)	0
Net cash provided by (used in) investing activities	5,243,415	(5,303,276)	479,384
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on capital lease obligations	(19,909)	(22,277)	(34,923)
Payment of withholding taxes related to restricted stock units	(36,377)	(87,411)	0
Proceeds from the sale of common stock units	37,500	34,402,768	0
Net cash provided by (used in) financing activities	(18,786)	34,293,080	(34,923)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,983,027)	15,340,434	(15,042,441)
CASH AND CASH EQUIVALENTS, beginning of period	19,167,632	3,827,198	18,869,639
CASH AND CASH EQUIVALENTS, end of period	12,184,605	19,167,632	3,827,198
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 6,211	$ 8,411	$ 9,984